Long-term bank loans and Convertible Notes (Tables)	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Long-term bank loans - Principal repayments (Table)

Twelve month periods ending	Amount
June 30, 2025	$227,014
June 30, 2026	266,008
June 30, 2027	326,701
June 30, 2028	254,588
June 30, 2029	218,303
June 30, 2030 and thereafter	112,920
Total Long-term bank loans	$1,405,534
Unamortized loan issuance costs	(9,458)
Total Long-term bank loans, net	$1,396,076
Current portion of long-term bank loans	227,014
Long-term bank loans, net of current portion and unamortized loan issuance costs	1,169,062

Long-term bank loans - Interest and finance costs (Table)

	Six months ended June 30,
	2023	2024
Interest on financing agreements	$43,323	$46,683
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Income (Note 13)	(14,412)	(2,792)
Amortization of debt (loan & lease) issuance costs	1,990	1,691
Other bank and finance charges	830	530
Interest and finance costs	$31,731	$46,112